Prepaid expenses	9 Months Ended
Jun. 30, 2026
Prepaid expenses
Prepaid expenses

6. Prepaid expenses

	June 30, 2026	September 30, 2025
Prepaid expenses	$321	187
Prepaid insurance	42	5
Prepaid purchases	11,094	5,825
Deposits for Jamestown equipment	21,100	6,608
	$32,557	12,625

Prepaid purchases are comprised of vendor deposits on inventory orders for the future acquisition of inventories.

Deposits for Jamestown Equipment represent advances paid to vendors for the procurement of manufacturing equipment for the Company’s new manufacturing facility in Jamestown, New York. The Company has entered into equipment purchase and other capital purchase commitments with various vendors with an aggregate value of approximately $21,862 which is expected to be paid within the next twelve months.